As filed with the Securities and Exchange Commission on May 31, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedules of Investments.

Kellner Event Fund
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 51.8%
	Accommodation - 1.9%
2,300	Starwood Hotels & Resorts Worldwide, Inc.	$191,889

	Administrative and Support Services - 2.7%
3,600	ADT Corp.	148,536
2,700	Baker Hughes, Inc.	118,341
		266,877
	Broadcasting (except Internet) - 8.3%
2,400	Cablevision Systems Corp. - Class A	79,200
11,346	Radio One, Inc. (a)	16,225
56,000	Sirius XM Holdings, Inc. (a)(c)	221,200
40,628	Spanish Broadcasting System, Inc. - Class A (a)	136,104
1,800	Time Warner Cable, Inc. (c)	368,316
		821,045
	Chemical Manufacturing - 8.7%
5,800	Alere, Inc. (a)(g)	293,538
1,200	Allergan plc (a)(b)(c)	321,636
5,200	Baxalta, Inc.	210,080
400	Valspar Corp.	42,808
		868,062
	Computer and Electronic Product Manufacturing - 6.3%
11,500	EMC Corp. (c)	306,475
8,500	Fairchild Semiconductor International, Inc. (a)	170,000
2,000	SanDisk Corp.	152,160
		628,635
	Couriers and Messengers - 0.8%
8,800	TNT Express NV (b)	78,967

	Credit Intermediation and Related Activities - 4.3%
1,600	Heartland Payment Systems, Inc.	154,512
7,500	Talmer Bancorp, Inc. - Class A	135,675
57,945	WMIH Corp. (a)	135,591
		425,778
	Food and Beverage Stores - 0.9%
3,000	Fresh Market, Inc. (a)	85,590

	General Merchandise Stores - 0.4%
2,200	Rona, Inc. (a)(b)	40,095

	Health and Personal Care Stores - 0.4%
4,400	Rite Aid Corp. (a)	35,860

	Insurance Carriers and Related Activities - 2.0%
1	Centene Corp. (a)	62
400	Cigna Corp.	54,896
800	Humana, Inc.	146,360
		201,318
	Leather and Allied Product Manufacturing - 0.2%
800	Tumi Holdings, Inc. (a)	21,456

	Machinery Manufacturing - 2.9%
2,600	Cameron International Corp. (a)	174,330
1,600	KLA-Tencor Corp.	116,496
		290,826

	Management of Companies and Enterprises - 1.1%
1,600	AGL Resources, Inc.	104,224

	Merchant Wholesalers, Nondurable Goods - 1.7%
1,200	Airgas, Inc.	169,968

	Miscellaneous Store Retailers - 1.1%
16,000	Office Depot, Inc. (a)	113,600

	Motion Picture and Sound Recording Industries - 0.2%
3,685	Xcel Brands, Inc. (a)	21,262

	Pipeline Transportation - 1.0%
1,200	Columbia Pipeline Group, Inc.	30,120
4,400	The Williams Companies, Inc.	70,708
		100,828
	Plastics and Rubber Products Manufacturing - 4.0%
6,700	Jarden Corp. (a)	394,965

	Professional, Scientific, and Technical Services - 1.6%
1,600	Affymetrix, Inc. (a)	22,416
3,600	Yahoo!, Inc. (a)	132,516
		154,932
	Telecommunications - 1.3%
13,818	Alaska Communications Systems Group, Inc. (a)	24,596
70,665	Globalstar, Inc. (a)	103,877
622	NII Holdings, Inc. (a)	3,439
		131,912
	TOTAL COMMON STOCKS (Cost $5,142,165)	5,148,089

	PREFERRED STOCKS - 0.2%
5,000	Federal Home Loan Mortgage Corp. (a)	15,500
	TOTAL PREFERRED STOCKS (Cost $15,150)	15,500

	REITS - 1.4%
8,000	New Residential Investment Corp.	93,040
2,700	Rouse Properties, Inc.	49,626
	TOTAL REITS (Cost $137,658)	142,666

	CLOSED-END FUNDS - 4.2%
29,223	KCAP Financial, Inc.	105,203
32,026	Nuveen Floating Rate Income Opportunity Fund	316,737
	TOTAL CLOSED-END FUNDS (Cost $508,285)	421,940

Principal Amount
	CONVERTIBLE BONDS - 2.6%
	Alaska Communications Systems Group, Inc.
$130,000	6.25%, 5/1/2018	123,175
	Goodrich Petroleum Corp.
41,500	5.00%, 10/1/2032 (e)	130
	GT Advanced Technologies, Inc.
1,169,000	3.00%, 12/15/2020 (a)(d)(e)	2,192
	Iconix Brand Group, Inc.
200,000	1.50%, 3/15/2018 (e)	138,000
	TOTAL CONVERTIBLE BONDS (Cost $249,166)	263,497

	CORPORATE BONDS - 0.1%
	Arch Coal, Inc.
130,000	7.25%, 6/15/2021 (a)(d)(e)	1,056
	Verso Paper Holdings, LLC
45,000	11.75%, 1/15/2019 (d)	5,513
	TOTAL CORPORATE BONDS (Cost $42,429)	6,569

	MUNICIPAL BONDS - 4.4%
	Commonwealth of Puerto Rico, General Obligation Bonds of 2014, Series A
100,000	8.00%, 7/1/2035 (Callable 7/1/2020)	69,000
	Commonwealth of Puerto Rico, Public Improvement Refunding Bonds, Series 2012A, General Obligation
250,000	4.00%, 7/1/2020 (e)	150,938
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subordinate Series 2009A
150,000	5.50%, 8/1/2021 (Callable 8/1/2019) (e)	66,750
150,000	5.50%, 8/1/2022 (Callable 8/1/2019) (e)	66,000
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, Senior Series 2011C
145,000	5.00%, 8/1/2040 (Callable 8/1/2021) (e)	88,450
	TOTAL MUNICIPAL BONDS (Cost $568,198)	441,138

Contracts
	PURCHASED OPTIONS - 0.1%
	Put Options - 0.1%
13	Baker Hughes, Inc.
	Expiration: July 2016, Exercise Price: $40.00	5,265
	Call Options - 0.0%
20	Diamond Resorts International, Inc.
	Expiration: April 2016, Exercise Price: $25.00	2,980
	TOTAL PURCHASED OPTIONS (Cost $7,672)	8,245

Shares
	MONEY MARKET FUNDS - 28.3%
2,820,191	Fidelity Institutional Money Market Portfolio - Class I, 0.35% (f)	2,820,191
	TOTAL MONEY MARKET FUNDS (Cost $2,820,191)	2,820,191

	Total Investments in Securities (Cost $9,490,914) - 93.1%	9,267,835
	Other Assets in Excess of Liabilities - 6.9%	692,026
	NET ASSETS - 100.0%	$9,959,861

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Security in default.
(e)	Security is considered illiquid. As of March 31, 2016, the value of these investments was $513,516 or 5.16% of net assets.
(f)	Rate shown is the 7-day annualized yield as of March 31, 2016.
(g)	All or a portion of the security is pledged as collateral for written options.
REIT	Real Estate Investment Trust

Kellner Event Fund
Schedule of Securities Sold Short
at March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 21.3%
	Accommodation - 0.5%
2,000	Diamond Resorts International, Inc. (a)	$48,600

	Amusement, Gambling, and Recreation Industries - 0.7%
1,070	Global Payments, Inc.	69,871

	Broadcasting (except Internet) - 1.7%
821	Charter Communications, Inc. - Class A (a)	166,195

	Chemical Manufacturing - 5.4%
13,560	Pfizer, Inc.	401,918
770	Shire PLC - ADR	132,363
		534,281
	Clothing and Clothing Accessories Stores - 1.1%
900	Signet Jewelers Ltd. (b)	111,627

	Computer and Electronic Product Manufacturing - 0.6%
1,200	Rofin-Sinar Technologies, Inc. (a)	38,664
476	Western Digital Corp.	22,486
		61,150
	Credit Intermediation and Related Activities - 2.3%
1,830	Canadian Western Bank (a)(b)	34,029
3,544	Chemical Financial Corp.	126,485
400	Credit Acceptance Corp. (a)	72,620
		233,134
	Insurance Carriers - 0.0%
1	Chubb Ltd. (b)	119

	Insurance Carriers and Related Activities - 1.0%
670	Aetna, Inc.	75,275
206	Anthem, Inc.	28,632
		103,907
	Machinery Manufacturing - 0.7%
800	Lam Research Corp.	66,080

	Miscellaneous Store Retailers - 0.1%
687	Staples, Inc.	7,578

	Non-Metallic Mineral Product Manufacturing - 0.3%
600	U.S. Concrete, Inc. (a)	35,748

	Plastics and Rubber Products Manufacturing - 2.5%
5,691	Newell Brands, Inc.	252,054

	Professional, Scientific, and Technical Services - 0.4%
788	VMware, Inc. - Class A (a)	41,220

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
1,386	Alibaba Group Holding Ltd. - ADR (a)	109,536

	Support Activities for Mining - 2.5%
3,024	Halliburton Co.	108,017
1,862	Schlumberger Ltd. (b)	137,323
		245,340

	Utilities - 0.4%
5,546	Energy Transfer Equity L.P.	39,543
	TOTAL COMMON STOCKS (Proceeds $2,105,951)	2,125,983

	REITS - 0.7%
4,000	DDR Corp.	71,160
	TOTAL REITS (Proceeds $64,741)	71,160

Principal Amount
	CORPORATE BONDS - 5.6%
	Codelco
$100,000	3.00%, 7/17/2022	96,666
	Lafarge SA
200,000	4.75%, 3/23/2020	263,502
	Vale Overseas Ltd.
200,000	5.625%, 9/15/2019	195,000
	TOTAL CORPORATE BONDS (Proceeds $527,047)	555,168

Shares
	EXCHANGE-TRADED FUNDS - 4.3%
2,000	iShares iBoxx High Yield ETF	163,380
2,400	iShares J.P. Morgan USD Emerging Markets Bond ETF	264,840
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $417,633)	428,220
	Total Securities Sold Short (Proceeds $3,115,372) - 31.9%	$3,180,531

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Kellner Event Fund
Schedule of Options Written
at March 31, 2016 (Unaudited)

Contracts		Value
	PUT OPTIONS - 0.0%
24	Alere, Inc.
	Expiration: August 2016, Exercise Price: $40.00	$1,800
	TOTAL PUT OPTIONS WRITTEN (Proceeds $2,351)	$1,800

Kellner Event Fund
Schedule of Swap Contracts
at March 31, 2016 (Unaudited)

Security	Financing Rate+	Termination Date	Shares	GBP Notional Amount	Net Unrealized Appreciation	Counterparty

LONG TOTAL RETURN SWAP CONTRACTS
SABMiller PLC	0.986%	10/29/2025	2,800	119,000	$ 237	Goldman Sachs & Co.

SHORT TOTAL RETURN SWAP CONTRACTS
Royal Dutch Shell PLC - Class B	0.913%	7/2/2025	1	17	0	Goldman Sachs & Co.
					$ 237

+ The fixed rate paid/received by the Fund is based on predetermined notional amounts.

Kellner Merger Fund
Schedule of Investments
at March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 70.2%
	Accommodation - 3.5%
75,600	Starwood Hotels & Resorts Worldwide, Inc.	$6,307,308

	Administrative and Support Services - 4.2%
116,600	ADT Corp.	4,810,916
65,700	Baker Hughes, Inc. (c)	2,879,631
		7,690,547
	Broadcasting (except Internet) - 4.9%
54,000	Cablevision Systems Corp. - Class A	1,782,000
35,000	Time Warner Cable, Inc.	7,161,700
		8,943,700
	Chemical Manufacturing - 15.3%
184,200	Alere, Inc. (a)(c)(e)	9,322,362
37,300	Allergan plc (a)(b)(c)	9,997,519
177,200	Baxalta, Inc. (c)	7,158,880
1	Endo International PLC (a)(b)	28
12,400	Valspar Corp.	1,327,048
		27,805,837
	Computer and Electronic Product Manufacturing - 11.2%
385,000	EMC Corp. (c)	10,260,250
255,900	Fairchild Semiconductor International, Inc. (a)	5,118,000
64,500	SanDisk Corp.	4,907,160
		20,285,410
	Couriers and Messengers - 1.1%
218,600	TNT Express NV (b)	1,961,607

	Credit Intermediation and Related Activities - 5.0%
50,500	Heartland Payment Systems, Inc.	4,876,785
236,900	Talmer Bancorp, Inc. - Class A	4,285,521
		9,162,306
	Food and Beverage Stores - 1.5%
96,600	Fresh Market, Inc. (a)	2,755,998

	General Merchandise Stores - 0.7%
65,000	Rona, Inc. (a)(b)	1,184,639

	Health and Personal Care Stores - 0.5%
116,800	Rite Aid Corp. (a)	951,920

	Insurance Carriers and Related Activities - 2.5%
1	Centene Corp. (a)	37
10,500	Cigna Corp.	1,441,020
16,600	Humana, Inc.	3,036,970
		4,478,027
	Leather and Allied Product Manufacturing - 0.3%
22,800	Tumi Holdings, Inc. (a)	611,496

	Machinery Manufacturing - 4.7%
79,400	Cameron International Corp. (a)	5,323,770
44,600	KLA-Tencor Corp.	3,247,326
		8,571,096
	Management of Companies and Enterprises - 1.3%
36,000	AGL Resources, Inc.	2,345,040

	Merchant Wholesalers, Nondurable Goods - 3.3%
42,100	Airgas, Inc.	5,963,044

	Miscellaneous Store Retailers - 1.3%
324,400	Office Depot, Inc. (a)	2,303,240

	Pipeline Transportation - 1.4%
38,600	Columbia Pipeline Group, Inc.	968,860
99,900	Williams Companies, Inc.	1,605,393
		2,574,253
	Plastics and Rubber Products Manufacturing - 7.1%
217,800	Jarden Corp. (a)(c)	12,839,310

	Professional, Scientific, and Technical Services - 0.4%
50,300	Affymetrix, Inc. (a)	704,703
	TOTAL COMMON STOCKS (Cost $126,504,428)	127,439,481

	REITS - 0.8%
	Real Estate - 0.8%
73,700	Rouse Properties, Inc.	1,354,606
	TOTAL REITS (Cost $1,273,438)	1,354,606

	RIGHTS - 0.0%
	Hospitals - 0.0%
6,500	Community Health Systems, Inc. (a)(c)	39
	TOTAL RIGHTS (Cost $0)	39

Contracts
	PURCHASED OPTIONS - 0.1%
	Call Options - 0.0%
500	Office Depot, Inc.
	Expiration: July 2016, Exercise Price: $7.00	73,500

	Put Options - 0.1%
387	Baker Hughes, Inc.
	Expiration: July 2016, Exercise Price: $40.00	156,735
	TOTAL PURCHASED OPTIONS (Cost $187,329)	230,235

Shares
	MONEY MARKET FUNDS - 25.4%
46,173,280	Fidelity Institutional Money Market Portfolio - Class I, 0.35% (d)	46,173,280
	TOTAL MONEY MARKET FUNDS (Cost $46,173,280)	46,173,280

	Total Investments in Securities (Cost $174,138,475) - 96.5%	175,197,641
	Other Assets in Excess of Liabilities - 3.5%	6,275,161
	NET ASSETS - 100.0%	$181,472,802

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2016.
(e)	All or a portion of the security is pledged as collateral for written options.
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 30.4%
	Amusement, Gambling, and Recreation Industries - 1.2%
33,769	Global Payments, Inc.	$2,205,116

	Broadcasting (except Internet) - 4.3%
38,845	Charter Communications, Inc. - Class A (a)	7,863,393

	Chemical Manufacturing - 9.4%
421,490	Pfizer, Inc.	12,492,964
26,250	Shire PLC - ADR	4,512,375
		17,005,339
	Computer and Electronic Product Manufacturing - 1.1%
41,000	Rofin-Sinar Technologies, Inc. (a)	1,321,020
15,396	Western Digital Corp.	727,307
		2,048,327
	Credit Intermediation and Related Activities - 2.2%
111,936	Chemical Financial Corp.	3,994,996

	Insurance Carriers and Related Activities - 1.3%
13,902	Aetna, Inc.	1,561,890
5,410	Anthem, Inc.	751,936
		2,313,826
	Machinery Manufacturing - 1.0%
22,300	Lam Research Corp.	1,841,980

	Miscellaneous Store Retailers - 0.1%
19,660	Staples, Inc.	216,850

	Plastics and Rubber Products Manufacturing - 4.6%
188,432	Newell Brands, Inc.	8,345,653

	Professional, Scientific, and Technical Services - 0.9%
30,592	VMware, Inc. - Class A (a)	1,600,267

	Support Activities for Mining - 3.8%
73,584	Halliburton Co.	2,628,420
56,850	Schlumberger Ltd. (b)	4,192,688
		6,821,108
	Utilities - 0.5%
127,257	Energy Transfer Equity, L.P.	907,342
	TOTAL COMMON STOCKS (Proceeds $53,900,791)	55,164,197
	Total Securities Sold Short (Proceeds $53,900,791)	$55,164,197

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt

Kellner Merger Fund
Schedule of Options Written
at March 31, 2016 (Unaudited)

Contracts
	PUT OPTIONS - 0.0%
775	Alere, Inc.
	Expiration: August 2016, Exercise Price: $40.00	$58,125
	TOTAL PUT OPTIONS WRITTEN (Premiums received $75,917)	$58,125

Kellner Merger Fund
Schedule of Swap Contracts
at March 31, 2016 (Unaudited)

Security	Financing Rate+	Termination Date	Shares	Notional Amount	Net Unrealized Appreciation	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
Royal Dutch Shell PLC - Class A	0.987%	2/18/2026	1	GBP 12	$ –	Goldman Sachs & Co.
SABMiller PLC	0.987%	10/29/2025	78,700	GBP 3,344,750	6,782	Goldman Sachs & Co.
Time Warner Cable, Inc.	0.870%	7/3/2025	43,400	$ 8,817,578	95,480	Goldman Sachs & Co.
					$ 102,262

+ The fixed rate received by the Fund is based on predetermined notional amounts.

Note 1 – Securities Valuation

The Kellner Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, preferred stocks, real estate investment trusts (“REITs”), closed-end funds and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

        The Funds may invest without limitation in securities of foreign companies.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.
Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Funds will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.
Total return swap contracts are valued based on the valuation furnished by the independent pricing service and are generally classified in level 2.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

        Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

        The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2016:

Kellner Merger Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Accommodation and Food Services	$6,307,308	$-	$-	$6,307,308
Administrative Support and Waste Management	7,690,547	-	-	7,690,547
Finance and Insurance	13,640,333	-	-	13,640,333
Information	8,943,700	-	-	8,943,700
Management of Companies and Enterprises	2,345,040	-	-	2,345,040
Manufacturing	70,113,149	-	-	70,113,149
Professional, Scientific, and Technical Services	704,703	-	-	704,703
Retail Trade	7,195,797	-	-	7,195,797
Transportation and Warehousing	4,535,860	-	-	4,535,860
Wholesale Trade	5,963,044	-	-	5,963,044
Total Common Stocks	127,439,481	-	-	127,439,481
REITS	1,354,606	-	-	1,354,606
Rights	39	-	-	39
Purchased Options
Call Options	73,500	-	-	73,500
Put Options	156,735	-	-	156,735
Total Purchased Options	230,235	-	-	230,235
Money Market Funds	46,173,280	-	-	46,173,280
Total Investments in Securities	$175,197,641	$-	$-	$175,197,641
Swap Contracts*	$-	$102,262	$-	$102,262
Liabilities:
Securities Sold Short	$55,164,197	$-	$-	$55,164,197
Written Options
Put Options	$-	$58,125	$-	$58,125
Total Written Options	$-	$58,125	$-	$58,125

*Swap contracts are valued at the net unrealized appreciation on the instrument.

Kellner Event Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Accomodation and Food Services	$191,889	$-	$-	$191,889
Administrative Support and Waste Management	266,877	-	-	266,877
Finance and Insurance	627,096	-	-	627,096
Information	952,957	21,262	-	974,219
Management of Companies and Enterprises	104,224	-	-	104,224
Manufacturing	2,203,944	-	-	2,203,944
Professional, Scientific, and Technical Services	154,932	-	-	154,932
Retail Trade	275,145	-	-	275,145
Transportation and Warehousing	179,795	-	-	179,795
Wholesale Trade	169,968	-	-	169,968
Total Common Stocks	5,126,827	21,262	-	5,148,089
Preferred Stocks	15,500	-	-	15,500
REITS	142,666	-	-	142,666
Closed-End Funds	421,940	-	-	421,940
Fixed Income
Convertible Bonds	-	263,497	-	263,497
Corporate Bonds	-	6,569	-	6,569
Municipal Bonds	-	441,138	-	441,138
Total Fixed Income	-	711,204	-	711,204
Purchased Options
Call Options	2,980	-	-	2,980
Put Options	5,265	-	-	5,265
Total Purchased Options	8,245	-	-	8,245
Money Market Funds	2,820,191	-	-	2,820,191
Total Investments in Securities	$8,535,369	$732,466	$-	$9,267,835
Swap Contracts*	$-	$237	$-	$237
Liabilities:
Securities Sold Short	$2,625,363	$555,168	$-	$3,180,531
Written Options
Put Options	$-	$1,800	$-	$1,800
Total Written Options	$-	$1,800	$-	$1,800

*Swap contracts are valued at the net unrealized appreciation on the instrument.

      Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at March 31, 2016, the end of the reporting period. The Kellner Merger Fund recognized no transfers to/from Level 1 or Level 2.  The Kellner Event Fund had the following transfers during the period ended March 31, 2016:

Transfers into Level 2	$21,262
Transfers out of Level 2	-
Net transfers into/out of Level 2	$21,262

On March 31, 2016, a transfer was made in the Kellner Event Fund from level 1 to level 2 due to a security being priced at the mean between the bid and asked prices.

      There were no level 3 securities held in the Funds during the period ended March 31, 2016.

Note 2 – Derivative Transactions

The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Funds’ investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Funds’ overall strategy in a manner deemed appropriate to the Advisor and consistent with the Funds’ investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Funds since the options are covered or secured, which means that the Funds will own the underlying security or, to the extent it does not hold the security, will either earmark securities or maintain a segregated account with the Funds’ custodian consisting of high quality liquid securities equal to the market value of the security underlying the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are market to market daily and any change is recorded in unrealized gains/(loss) on the statement of operations.  A gain or loss will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Funds invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position.  Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swaps defaults, the Funds’ risk of loss consists of the net amount of payments that each Fund is contractually entitled to receive, if any.  Total return swaps are derivatives and their value can be volatile.  To the extent that an advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities.  Periodic payments received or paid by a Fund are recorded as realized gains or losses.  Total return swap contracts outstanding at period end are listed after each Fund’s schedule of investments.

Average Balance Information

The average monthly market values of purchased and written options during the period ended March 31, 2016 for the Kellner Merger Fund were $76,745 and $19,375, respectively.  The average notional values of long and short total return swap contracts held by the Kellner Merger Fund during the period ended March 31, 2016 were $20,034,938 and $1,485,171, respectively.

Transactions in written options contracts for the period ended March 31, 2016 are as follows:

Kellner Merger Fund
	Contracts	Premiums Received
Beginning balance	-	$-
Options written	775	75,917
Outstanding at March 31, 2016	775	$75,917

Average Balance Information

The average monthly market values of purchased and written options during the period ended March 31, 2016 for the Kellner Event Fund were $4,808 and $627, respectively.  The average notional values of long and short total return swap contracts held by the Kellner Event Fund during the period ended March 31, 2016 were $215,702 and $65,546, respectively.

Transactions in written options contracts for the period ended March 31, 2016 are as follows:

Kellner Event Fund
	Contracts	Premiums Received
Beginning balance	-	$-
Options written	64	2,789
Options expired	(40)	(438)
Outstanding at March 31, 2016	24	$2,351

Note 3 – Illiquid Securities

        A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At March 31, 2016, the Kellner Event Fund had investments in illiquid securities with a total value of $513,516 or 5.16% of total net assets.

Information concerning these illiquid securities in the Fund is as follows:

Kellner Event Fund
	PAR	Dates Acquired	Cost Basis
Arch Coal, Inc., due 6/15/2021	$ 130,000	12/15	$ 2,031
Commonwealth of Puerto Rico, due 7/1/2020	250,000	12/14	193,831
Goodrich Petroleum Corp., due 10/1/2032	41,500	2/15	19,107
GT Advanced Technologies, Inc., due 12/15/2020	1,169,000	12/15	7,306
Iconix Brand Group, Inc., due 3/15/2018	200,000	1/16	96,695
Puerto Rico Sales Tax Financing Corp., due 8/1/2021	150,000	5/15	103,901
Puerto Rico Sales Tax Financing Corp., due 8/1/2022	150,000	5/15	102,540
Puerto Rico Sales Tax Financing Corp., due 8/1/2040	145,000	5/15	96,364

Note 4 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2016, was as follows*:

Kellner Merger Fund

Cost of investments	$176,243,938

Gross unrealized appreciation	$4,890,618
Gross unrealized depreciation	(5,936,915)
Net unrealized depreciation	$(1,046,297)

Kellner Event Fund

Cost of investments	$9,601,659

Gross unrealized appreciation	$341,108
Gross unrealized depreciation	(674,932)
Net unrealized depreciation	$(333,824)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in each Fund’s most recent annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), as amended, (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  5/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date  5/25/2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date 5/25/2016

* Print the name and title of each signing officer under his or her signature.